Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories, Net [Abstract]
Impairment of inventories	$ 5,119,406	$ 3,959,304	$ 7,238,819